Share-based Payment Arrangements - Summary of Information About USISH Option Plans (Detail)	8 Months Ended	12 Months Ended
	Dec. 31, 2018 shares $ / shares ¥ / shares	Dec. 31, 2019 shares $ / shares ¥ / shares	Dec. 31, 2019 shares ¥ / shares	Dec. 31, 2018 shares $ / shares ¥ / shares	Dec. 31, 2018 shares ¥ / shares	Dec. 31, 2017 shares ¥ / shares
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Weighted average exercise price, Beginning balance | $ / shares		$ 58.1
Weighted average exercise price options granted | $ / shares	$ 56.4
Weighted average exercise price, Options forfeited | $ / shares	71.5
Weighted average exercise price, Ending balance | $ / shares	$ 58.1			$ 58.1
USISH option plans [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of options, beginning balance		21,537,000	21,537,000	22,341,000	22,341,000	24,997,000
Number of options, granted		23,323,000	23,323,000
Number of options, exercised		(3,164,000)	(3,164,000)
Number of options, forfeited		(463,000)	(463,000)	(804,000)	(804,000)	(2,656,000)
Number of options, Ending balance	21,537,000	41,233,000	41,233,000	21,537,000	21,537,000	22,341,000
Number of options, exercisable, end of year	12,884,000	13,694,000	13,694,000	12,884,000	12,884,000	8,896,000
Weighted average exercise price, Beginning balance | ¥ / shares			¥ 15.5		¥ 15.5	¥ 15.5
Weighted average exercise price options granted | ¥ / shares			13.3
Weighted average exercise price options exercised | ¥ / shares			15.5
Weighted average exercise price, Options forfeited | ¥ / shares			15.4		15.5	15.5
Weighted average exercise price, Ending balance | ¥ / shares			14.3		15.5	15.5
Weighted average exercise price, Options exercisable, end of year | ¥ / shares	$ 15.5	$ 15.5	¥ 15.5	$ 15.5	¥ 15.5	¥ 15.5
USISH option plans [member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Fair value of options granted (CNY)		6.27	6.27
USISH option plans [member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Fair value of options granted (CNY)		13.47	13.47